Net finance expense/(income) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net finance expense/(income)
Senior Facilities interest expense	$ 40,000,000	$ 33,000,000	$ 79,000,000	$ 66,000,000
Net pension interest cost (note 21)	1,000,000	1,000,000	2,000,000	2,000,000
Lease interest cost	6,000,000	6,000,000	12,000,000	12,000,000
(Gains) / losses on derivative financial instruments	3,000,000		8,000,000
Other net finance expense	8,000,000	11,000,000	12,000,000	22,000,000
Net finance expense before exceptional items	59,000,000	51,000,000	115,000,000	103,000,000
Exceptional finance income (note 5)	8,000,000		2,000,000	(17,000,000)
Net finance expense/(income)	$ 67,000,000	$ 51,000,000	117,000,000	86,000,000
Interest Paid Related To Lease Liabilities			$ 12,000,000	$ 12,000,000